Goodwill and Intangible assets	6 Months Ended
Jun. 30, 2022
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Goodwill and Intangible assets
2.5.8	Goodwill and Intangible assets

	As at June 30,	As at December 31,
(€‘000)	2022	2021
OnCyte IPRD	33 678	33 678
C-Cathez development cost s	441	474
Goodwill	883	883
Patents & Licenses	884	1 099
Other intangible assets	703	34

Total Goodwill and Intangible assets	36 589	36 168

The variance on the total intangible assets as of June 30, 2022 compared to December 31, 2021, resulted primarily from the capitalization of the other intangible asset linked to Mesoblast amendment signed in January 2022 compensated by the regular amortization of
C-Cath
ez
development costs and the Group’s Patents & Licenses.

3
‘Net cash burn’ is an alternative performance measure determined by the year-on-year
net variance in the Group’s treasury position as above defined. The purpose of this measure for the Management is to determine the change of the treasury position.

‘Treasury position’ is an alternative performance measure determined by adding Short-term investments and Cash and cash equivalents from the statement of financial position prepared in accordance with IFRS. The purpose of this measure by Management is to identify the level of cash available internally (excluding external sources of financing) within 12 months.
On January 17, 2022, the Group entered into an amendment with Mesoblast to convert the license into non-exclusive
whereby the Company agreed, (a) to settle $2,500,000 of receivable as of December 31, 2021 with $1,500,000 and; (b) extend certain milestone payments. The consideration of $1,500,000 was agreed to be paid by Mesoblast in Mesoblast ordinary shares. The difference of
$1,000,000 has been capitalized under “other intangible assets” reflecting the Group’s opportunity to explore new partnership for the C-Cathez.
Goodwill and OnCyte IPRD are not amortized, but are tested for impairment at least annually and whenever events or changes in circumstances indicate that their carrying value may not be recoverable. An impairment test has been performed by the Group’s management, using similar assumptions as the ones used for the contingent consideration liability reassessment (under note 2.5.16.2)
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, leading to the conclusion that
 no
impairment was identified as of June 30, 2022.